Statements of Financial Condition - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Equity in trading account:
Unrestricted cash (Note 2e)	$ 82,882,101	$ 26,328,389
Restricted cash (Note 2e)	27,194,974	29,644,918
Net unrealized appreciation on open contracts	5,816,678	2,824,343
Total equity in trading account	115,893,753	133,761,134
Cash at bank (Note 1)	437	218
Interest receivable (Note 2h)	86,426	9,278
Total assets	115,980,616	133,770,630
Accrued expenses:
Administrative and General Partner's fees (Note 2i)	185,208	226,248
Ongoing placement agent fees (Note 2j)	183,110	223,639
Management fees (Note 3)	162,056	197,967
Redemptions payable to Limited Partners (Notes 2n and 2o)	2,546,441	3,026,006
Total liabilities	3,076,815	3,673,860
Partners' Capital:
Total partners' capital (net asset value)	112,903,801	130,096,770
Total liabilities and partners' capital	115,980,616	133,770,630
Class of Units Z [Member]
Partners' Capital:
General Partner, Class Z, 141,515.298 and 177,782.627 Units outstanding at December 31, 2017 and 2016, respectively	1,309,582	1,537,801
Total partners' capital (net asset value)	$ 1,309,582	$ 1,537,801
Net asset value per Unit:
Net asset value per unit	$ 9.25	$ 8.65
Class of Units A [Member]
Partners' Capital:
Limited Partners	$ 111,594,219	$ 128,558,969
Total partners' capital (net asset value)	$ 111,594,219	$ 128,558,969
Net asset value per Unit:
Net asset value per unit	$ 23.14	$ 22.06
Forward Contracts [Member]
Equity in trading account:
Net unrealized appreciation on open contracts	$ 1,291,740	$ 142,404
U.S. Treasury Bills [Member]
Equity in trading account:
Investment in U.S. Treasury bills, at fair value (amortized cost $0 and $74,931,917 at December 31, 2017 and 2016, respectively)		74,963,484
Futures Contracts [Member]
Equity in trading account:
Net unrealized appreciation on open contracts	$ 4,524,938	$ 2,681,939